Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Supplemental balance sheet information related to leases

	Location on Face of	December 31,
	Balance Sheet	2021
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$155,223

Current operating lease liabilities	Operating lease liabilities - current	$97,054
Noncurrent operating lease liabilities	Operating lease liabilities	62,057

Total operating lease liabilities		$159,111

Weighted average remaining lease term (in years):
Operating leases		1.04

Weighted discount rate:
Operating leases		4.75%

Schedule of Maturities of lease liabilities

For the year ended December 31,	Operating lease
2022	$102,110
2023	30,353
2024	14,928
2025	15,674
2026	5,311
Total	$168,376
Less: amount representing interest	9,265
Present value of future minimum lease payments	159,111
Less: Current obligations	97,054
Long-term obligations	$62,057